Summary of Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	Feb. 09, 2026	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Cash uninsured amount			$ 7,441,498	$ 2,781,560
Cash equivalents			0	0
Allowance for doubtful accounts			278,201	278,201
Unrecognized Tax Benefits				0
Net loss			4,787,769	3,200,138
Accumulated deficit			31,023,411	25,782,308
Negative cash flow from operating activities			5,102,771	$ 4,656,754
Cash equivalents and short-term investments			$ 7,957,845
Stockholders' Equity, Reverse Stock Split		10 for 1 reverse stock split
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	10 for 1 reverse stock split